Basis of preparation (Details Textual)	Mar. 31, 2026
Disclosure of basis of preparation [Line Items]
Foreign Exchange Rate	1
Country of domicile [member]
Disclosure of basis of preparation [Line Items]
Foreign Exchange Rate	94.6543